Commitments and Contingencies (Details Narrative) - USD ($) $ in Thousands	Dec. 21, 2018	Nov. 05, 2018
Disclosure of contingent liabilities [line items]
Payments for legal settlements	$ 775
Cogas Consulting LLC [Member]
Disclosure of contingent liabilities [line items]
Payments for legal settlements		$ 625